                       SEMIANNUAL REPORT / APRIL 30 1999

                                      AIM
                           GLOBAL INFRASTRUCTURE FUND

                                 [COVER IMAGE]

                            [AIM LOGO APPEARS HERE]

                                 [COVER IMAGE]

                     -------------------------------------

            L'ECLUSE DELAMONNAIE BY PAUL SIGNAC THROUGHOUT HISTORY,

         MAJOR INFRASTRUCTURE PROJECTS SUCH AS BRIDGES, CANALS AND ROADS

            HAVE BEEN VITAL TO A NATION'S SUCCESS. NOW INFRASTRUCTURE

        HAS EXPANDED TO INCLUDE TELECOMMUNICATIONS, ELECTRICITY AND

               HIGH TECHNOLOGY--THE INTANGIBLE BRICKS AND MORTAR

                             OF THE MODERN ECONOMY.

                     -------------------------------------

AIM Global Infrastructure Fund seeks to provide long-term growth of capital. The Fund invests in equity securities of companies in established and emerging economies throughout the world that design, develop or provide products and services necessary for creating and maintaining a country's infrastructure.



ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Infrastructure Fund (formerly GT Global Infrastructure Fund) performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge. Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and expenses.
o Because Class C shares have been offered for less than one year (since 3/1/99), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o   Advisor Class shares were closed to new investors as of March 1, 1999.
o The Fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The MSCI World Index is a group of unmanaged global securities tracked by Morgan Stanley Capital International.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

     AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
                OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU
                      COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/99, including sales charges

CLASS A SHARES

Inception (5/31/94)       7.34%
  3 years                 4.75
  1 year                 -6.84*

*-2.20% excluding sales charges

CLASS B SHARES

Inception (5/31/94)       7.57%
  3 years                 5.03
  1 year                 -7.24**

**-2.66% excluding sales charges

CLASS C SHARES

Inception (3/1/99)        4.50%***

***cumulative return that has not been annualized; 5.50% excluding sales charges

ADVISOR CLASS SHARES

Inception (6/1/95)       9.79%
  1 year                -1.70
  6 months              13.59%****

**** Advisor Class shares were closed to new investors as of March 1, 1999.
================================================================================

                         AIM GLOBAL INFRASTRUCTURE FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER




                    Dear Fellow Shareholder:

                    With only several months remaining in 1999, the question on
    [PHOTO OF       many of your minds may be, "How will the year 2000 computer
   Charles T.       issue affect AIM and my investments?" We would like you to
     Bauer,         feel comfortable.
  Chairman of           During March and April, AIM participated in an
  the Board of      industrywide test that gave us a chance to see how our
    THE FUND        technology systems might be affected by the changeover to
  APPEARS HERE]     the year 2000 (Y2K). Everything went as well as we had
                    hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
                    electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual-fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.

TEST RESULTS EXCELLENT
During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. During 1998, we made substantial progress on our preparations. We are now in the final phases of the project, continually testing internal applications and our interfaces with outside parties. On the investment side, our portfolio-management staff is evaluating the Y2K preparedness of the companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if there are unexpected problems. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.

YOUR FUND MANAGERS' COMMENTS
We are pleased to send you this report covering your Fund's performance over the last six months. We're also pleased to announce a change in your Fund's management, which occurred shortly after the close of the reporting period. The Fund is now managed from AIM's headquarters in Houston by an experienced team of portfolio managers including Claude Cody, Bob Alley, Craig Smith, Carolyn Gibbs and Meggan Walsh. Your Fund's investment objective and investment strategy will remain the same.
    If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our AIM Investor Line at 800-246-5463. We thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

 PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS LETTER IS DEEMED
                     AIM'S YEAR 2000 READINESS DISCLOSURE.

                     -------------------------------------

                             THE FINANCIAL INDUSTRY

                               HAS BEEN SEEN AS A

                             LEADER IN PLANNING FOR

                              YEAR 2000 CONCERNS.

                     -------------------------------------

                         AIM GLOBAL INFRASTRUCTURE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

MARKET REBOUND BUOYS FUND'S PERFORMANCE

HOW DID THE AIM GLOBAL INFRASTRUCTURE FUND PERFORM IN THE PAST SIX MONTHS?
Fund performance has improved considerably since the last report. At the end of the fiscal year on October 31, 1998, the Fund's Class A shares returned -4.82% and Class B shares returned -5.31%. For the six months ending April 30, 1999, Class A shares gained 13.32%, and Class B shares rose 13.07%. These returns are at net asset value and exclude sales charges. The Fund's benchmark, the MSCI World Index, climbed 19.57% during this six-month period.

================================================================================
FUND PERFORMANCE IMPROVES

As of 4/30/99, excluding sales charges
--------------------------------------------------------------------------------
(BARCHART)

FISCAL YEAR ENDED  10/31/98

CLASS A SHARES     -4.82

CLASS B SHARES     -5.31%

SIX MONTHS ENDED   4/30/98

CLASS A SHARES     13.32%

CLASS B SHARES     13.07%
================================================================================

HOW WOULD YOU DESCRIBE THE INVESTMENT CLIMATE OVER THIS PERIOD?
Global markets rebounded during late 1998, when the U.S. Federal Reserve Board cut domestic interest rates. The move buoyed stocks and halted a global market decline brought on by economic problems in developing markets.
    The United States continued to enjoy economic growth, stable prices, strong consumer spending, high employment and stable interest rates. The U.S. economy grew 4.5% during the first quarter of 1999, with inflation below 1% and unemployment at a 29-year low.
    Meanwhile European economies are slowing, particularly in Germany. In January, 11 European countries introduced the euro as their new common currency. While the euro started strong against the dollar, it weakened as it became clear that the United States was growing much faster than Europe. Economists are concerned about Europe's outlook because of widely varying growth rates among the euro-zone countries.
    Conditions are definitely improving in emerging markets. Asia and Latin America suffered major problems last year, including currency devaluation and recession. Signs of recovery appeared in early 1999, and many investors expect Japan and the rest of Asia to emerge from recession this year. Latin American currencies are stabilizing and reducing the investment risk in that region.

WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?
The MSCI World Index, which represents the performance of the world's stock markets, does not reflect the Fund's concentration in infrastructure industries. Compared to this index, the Fund has very little exposure in Japan, Asia and Latin America, which all performed well over the past six months.
    The Fund also had a heavy exposure to utility stocks, which have performed poorly in recent months. Considered relatively safe and stable, utilities are defensive stocks, meaning that investors favor them during market declines. When the market rallies, these stocks tend to underperform. We have trimmed our utilities weighting somewhat since the end of the fiscal year.

WHAT AREAS CONTRIBUTED TO THE FUND'S PERFORMANCE?
Our telecommunications, construction, manufacturing and oil stocks performed well over the six-month reporting period. In April, cyclical stocks posted one of their best one-month gains ever. These economically sensitive stocks include housing, airlines, railroads and cement companies.
    Over the reporting period, we added to our telecommunications holdings, including long distance carrier MCI/Worldcom and Baby Bells SBC Communications and Bell Atlantic.
    Other stocks we favored included United Technologies Corp., a U.S. company that manufactures elevators, escalators, air conditioners and other equipment. Our second-largest holding, Enron, is the largest natural-gas company in the United States. Our largest European holdings included Mannesmann, the largest cellular-phone company in Germany, and Nokia of Finland, the world's largest wireless-phone company.

WHAT RECENT CHANGES HAVE YOU MADE IN THE FUND'S HOLDINGS?
We haven't made any major changes in the past six months, maintaining our focus on developed countries. Our conservative investment strategy leads us to areas in which capital spending is strongest including the United States. With the economic slowdown in Europe, we decreased our investments in the United Kingdom from 9.1% to 8.63%. Our investments in France dropped from 7.7% to 4.87%, and our Italian holdings fell from 5.5% to 1.92%.
    As of our last report to you, we had exited Japan completely, but over the past six months we re-entered the market with a 2.21% investment. Our Japanese holdings include NTT Mobile, the leading

          See important Fund and index disclosures inside front cover.

                         AIM GLOBAL INFRASTRUCTURE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 4/30/99, based on total net assets

====================================================================================================================================
TOP 10 EQUITY HOLDINGS                              TOP 10 COUNTRIES               TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------------------------
 1.  United Technologies Corp. (U.S.)     3.41%    1.  United States      50.78%  1.  Electric Companies                    15.60%
 2.  Enron Corp. (U.S.)                   3.25     2.  United Kingdom      8.63   2.  Manufacturing (Diversified)           10.25
 3.  Mannesmann A.G. (Germany)            3.16     3.  France              4.87   3.  Telephone                              8.51
 4.  MCI/WorldCom, Inc. (U.S.)            2.95     4.  Germany             4.72   4.  Telecommunications (Cellular/Wireless) 7.51
 5.  SBC Communications, Inc. (U.S.)      2.92     5.  Finland             3.19   5.  Communications Equipment               6.65
 6.  Nokia Oyj A.B. Class A-ADR (Finland) 2.67     6.  Ireland             2.75   6.  Telecommunications    (Long Distance)  5.55
 7.  Compagnie Generale des Eaux (France) 2.44     7.  S. Korea            2.66   7.  Aerospace/Defense                      3.63
 8.  Bell Atlantic Corp. (U.S.)           2.28     8.  Spain               2.29   8.  Construction (Cement & Aggregate)      4.29
 9.  Ingersoll-Rand Co. (U.S.)            2.10     9.  Japan               2.21   9.  Homebuilding                           3.83
10.  Centex Corp. (U.S.)                  2.00    10.  Italy               1.92  10.  Natural Gas                            3.78

The Fund's portfolio composition is subject to change, and there is no assurance that the Fund will continue to hold any particular security.
====================================================================================================================================

mobile-phone company in Japan; Bridgestone Corp., the world's largest tire maker; and Nippon Telegraph and Telephone (NTT), the world's biggest telecommunications services firm.
    Our only emerging-market investment was in South Korea. We invested 2.66% of the Fund's assets in that country because of its noticeable economic rebound.

WHAT'S YOUR OUTLOOK FOR THE REST OF THE YEAR?
We expect cyclical stocks to continue to show significant strength in the short term. The Fund is focusing on economically sensitive areas that show the strongest earnings potential--airlines, housing, railroads and cement companies. We will continue to focus on companies that are positioned strategically within their industries for long-term growth.


--------------------------------------------------------------------------------
GLOSSARY OF TERMS

EMERGING OR DEVELOPING MARKETS: Markets in countries moving from agriculture-based to industrialized economies, or from socialized systems to free markets. Brazil and Poland are examples. Relatively few securities trade in such new markets--imagine a market with as many companies as Wyoming rather than as many as the United States. Small size makes these markets vulnerable to the movement of large amounts of money, as the global crises of 1997-98 demonstrated.

CURRENCY RISK: for an American investor, risk that changes in the value of the dollar compared to other currencies will hurt an investment. If your investment is earning interest in British pounds, a weak dollar is good for you. When you sell your investment, you have to convert the pounds into dollars. If the dollar has declined, the pounds you've earned will buy more dollars. If the dollar has risen, your pounds will buy fewer dollars.

ADRs (AMERICAN DEPOSITARY RECEIPTS): tools to simplify overseas investing. Instead of buying shares of foreign companies directly in foreign markets, which may have different trade-settlement and other practices, American investors can buy ADRs. An ADR is a receipt, created by a U.S. bank, representing ownership of shares of a foreign company. The underlying shares are held by a custodian in the issuing company's home country. ADRs are denominated in dollars and registered with the SEC. They trade on exchanges and over the counter, as U.S. shares do. An ADR entitles the owner to dividends and capital gains produced by the underlying shares.

HEDGE: an investment designed to offset the risk of another investment, often used to manage currency risk. One simple currency hedge is a forward foreign currency contract. If you buy a one-year U.K. bond, to shield the investment from change in the pound-dollar exchange rate, you sign a contract with another party to exchange pounds and dollars one year later at the exchange rate prevailing when the contract is made. This eliminates the risk of loss (and the possibility of gain) because of currency changes.
--------------------------------------------------------------------------------

          See important Fund and index disclosures inside front cover.


                         AIM GLOBAL INFRASTRUCTURE FUND

                        ANNUAL REPORT / FOR CONSIDERATION






WHY STAYING FULLY INVESTED HAS BEEN THE WISEST COURSE



When the stock market turns volatile, many investors feel the impulse to pull their money out of mutual funds. The question then becomes when to get back in. Trying to guess the answer could be very costly.
    No one, not even expert market watchers, can consistently predict what the market will do next. That's why AIM funds stay fully invested even in a down market, and we encourage investors to do the same.
    For long-term investing, the stock market historically has offered the highest returns. For example, the Standard & Poor's Composite Index of 500 Stocks (S&P 500) has reported an annualized total return of 13.66% for the 50 years ending March 31, 1999. Those were five decades of wars, recessions, and political upheaval.
    If you pull your money out whenever markets decline, you could miss some of the market's best days. In August 1998, investors withdrew $11 billion from U.S. mutual funds. Chances are, many of those investors did not put their money back into the market in time for the October rally. In fact, October 1998 turned out to be the strongest month for the Dow Jones Industrial Average in 11 years.
    For international investors, here's another way to look at market timing: If you had invested a hypothetical $10,000 in the Europe, Australasia, and Far East Index tracked by Morgan Stanley Capital International on March 31, 1979, your money would have grown to $117,775 by March 31, 1999. That's an average annual total return of 13.12%. But suppose that during that 20-year period, there were times when you decided to get out of the market. If you missed the market's two best months, your return would have fallen to 11.57%, and your investment would be worth $89,351. If you had missed the market's five best months, your return would have dropped to 9.74% and your investment would be worth $64,144.
    The more you try to time the market, the greater your chances of missing its biggest single-day gains. Keep focused on your financial goals and remember that time, not timing, is key to successful investing. Now may be a good time to visit your financial advisor to talk about your portfolio. Remember:

o   think long-term
o   diversify your investments
o   avoid market timing
o   maintain realistic expectations


================================================================================
PENALTY FOR MISSING THE MARKET
MSCI EAFE INDEX

Average annual total returns, 20 years ended 3/31/99
--------------------------------------------------------------------------------
(BARCHART)

FULLY INVESTED 240 MONTHS     13.12%

MISS THE 2 BEST MONTHS        11.57%

MISS THE 5 BEST MONTHS        9.74%

MISS THE 7 BEST MONTHS        8.61%

MISS THE 9 BEST MONTHS        7.52%

MISS THE 14 BEST MONTHS       5.07%

The EAFE--Registered Trademark--(Europe, Australasia, and the Far East) Index is a group of unmanaged foreign securities. The index is compiled by Morgan Stanley Capital International. Source: Lipper Analytical Services, Inc.
================================================================================


                         AIM GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                        SHARES        VALUE
DOMESTIC COMMON STOCKS-50.78%

AEROSPACE/DEFENSE-2.93%

General Dynamics Corp.                    13,700   $   962,425
--------------------------------------------------------------
Gulfstream Aerospace Corp.(a)             13,694       667,582
--------------------------------------------------------------
                                                     1,630,007
--------------------------------------------------------------

AIRLINES-0.92%

COMAIR Holdings Inc.                      23,250       512,953
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-3.99%

L-3 Communications Holdings, Inc.(a)      18,500       903,031
--------------------------------------------------------------
Lucent Technologies, Inc.                 11,600       697,450
--------------------------------------------------------------
Tellabs, Inc.(a)                           5,635       617,385
--------------------------------------------------------------
                                                     2,217,866
--------------------------------------------------------------

COMPUTERS (NETWORKING)-1.93%

Cisco Systems, Inc.(a)                     9,442     1,076,978
--------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-0.57%

OneMain.com, Inc.(a)                      10,000       315,000
--------------------------------------------------------------

CONSTRUCTION (CEMENT &
  AGGREGATES)-2.95%

Martin Marietta Materials, Inc.            8,696       537,521
--------------------------------------------------------------
Southdown, Inc.                           17,200     1,101,875
--------------------------------------------------------------
                                                     1,639,396
--------------------------------------------------------------

ELECTRIC COMPANIES-10.24%

CMS Energy Corp.                          13,800       607,200
--------------------------------------------------------------
Dominion Resources, Inc.                  18,700       769,037
--------------------------------------------------------------
FPL Group, Inc.                           17,300       975,288
--------------------------------------------------------------
GPU, Inc.                                 15,300       583,313
--------------------------------------------------------------
Montana Power Co.                          9,700       723,256
--------------------------------------------------------------
Pinnacle West Capital Corp.               16,979       658,997
--------------------------------------------------------------
Public Service Enterprise Group Inc.      14,600       584,000
--------------------------------------------------------------
Texas Utilities Co.                       20,000       795,000
--------------------------------------------------------------
                                                     5,696,091
--------------------------------------------------------------

HOMEBUILDING-3.83%

Centex Corp.                              30,400     1,111,500
--------------------------------------------------------------
Kaufman and Broad Home Corporation        42,000     1,021,125
--------------------------------------------------------------
                                                     2,132,625
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-2.10%

Ingersoll-Rand Co.                        16,900     1,169,269
--------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-3.41%

United Technologies Corp.                 13,100     1,897,863
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-1.22%

USEC Inc.                                 54,500       677,844
--------------------------------------------------------------

                                        SHARES        VALUE
NATURAL GAS-3.78%

El Paso Energy Corp.                       8,100   $   297,675
--------------------------------------------------------------
Enron Corp.                               24,021     1,807,580
--------------------------------------------------------------
                                                     2,105,255
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-1.29%

AES Corp.(a)                              14,388       719,400
--------------------------------------------------------------

RAILROADS-0.98%

Burlington Northern Santa Fe Corp.        14,900       545,713
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.19%

AirTouch Communications, Inc.(a)           7,100       662,963
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-4.25%

AT&T Corp.                                14,242       719,221
--------------------------------------------------------------
MCI WorldCom, Inc.(a)                     20,000     1,643,750
--------------------------------------------------------------
                                                     2,362,971
--------------------------------------------------------------

TELEPHONE-5.20%

Bell Atlantic Corp.                       22,000     1,267,750
--------------------------------------------------------------
SBC Communications, Inc.                  29,000     1,624,000
--------------------------------------------------------------
                                                     2,891,750
--------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $22,089,692)                            28,253,944
--------------------------------------------------------------

FOREIGN STOCKS-39.19%

EGYPT-0.66%

Suez Cement Co. (Building
  Materials)(b) (Acquired 11/25/96;
  Cost $324,500)                          22,000       368,500
--------------------------------------------------------------

CANADA-1.45%

Canadian National Railway Co.
  (Railroads)                             12,800       807,682
--------------------------------------------------------------

FINLAND-3.19%

Sonera Group OYJ
  (Telecommunications-
  Cellular/Wireless)                      14,550       289,009
--------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)              20,000     1,483,750
--------------------------------------------------------------
                                                     1,772,759
--------------------------------------------------------------

FRANCE-4.87%

Compagnie Generale des Eaux
  (Manufacturing-Diversified)              5,800     1,354,899
--------------------------------------------------------------
Lafarge S.A. (Engineering &
  Construction)                            7,900       767,900
--------------------------------------------------------------
Suez Lyonnaise des Eaux
  (Manufacturing-Diversified)              3,450       586,861
--------------------------------------------------------------
                                                     2,709,660
--------------------------------------------------------------

GERMANY-4.72%

Deutsche Lufthansa A.G. (Airlines)        20,000       462,769
--------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)                 13,350     1,757,476
--------------------------------------------------------------

                                        SHARES        VALUE
GERMANY-(CONTINUED)

Viag A.G.
  (Manufacturing-Diversified)                800   $   406,560
--------------------------------------------------------------
                                                     2,626,805
--------------------------------------------------------------

IRELAND-2.75%

CRH PLC (Construction-Cement &
  Aggregates)                             38,000       745,747
--------------------------------------------------------------
Hanson PLC-ADR
  (Manufacturing-Diversified)             16,000       783,000
--------------------------------------------------------------
                                                     1,528,747
--------------------------------------------------------------

ITALY-1.92%

Aeroporti di Roma S.p.A.
  (Aerospace/Defense)(a)                  51,700       387,281
--------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)        126,300       679,221
--------------------------------------------------------------
                                                     1,066,502
--------------------------------------------------------------

JAPAN-2.21%

Bridgestone Corp. (Auto Parts &
  Equipment)                              14,000       375,131
--------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
  (Telephone)                                 30       326,565
--------------------------------------------------------------
NTT Mobile Communications Network,
  Inc.
  (Telecommunications-Cellular/Wireless)          9     527,528
--------------------------------------------------------------
                                                     1,229,224
--------------------------------------------------------------

NETHERLANDS-1.44%

Equant N.V.(a)-ADR
  (Computers-Networking)                   8,980       801,465
--------------------------------------------------------------

PORTUGAL-1.36%

Brisa-Auto Estradas de Portugal,
  S.A. (Engineering & Construction)        8,900       377,072
--------------------------------------------------------------
Electricidade de Portugal, S.A.
  (Water Utilities)                       20,050       377,072
--------------------------------------------------------------
                                                       754,144
--------------------------------------------------------------

SPAIN-2.29%

Endesa S.A.-ADR (Electric Companies)      39,600       873,675
--------------------------------------------------------------
Union Electrica Fenosa, S.A.
  (Electric Companies)                    30,000       399,059
--------------------------------------------------------------
                                                     1,272,734
--------------------------------------------------------------

                                        SHARES        VALUE
SOUTH KOREA-2.66%

Korea Electric Power Corp.-ADR
  (Electric Companies)                    41,000   $   676,500
--------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                          31,200       803,400
--------------------------------------------------------------
                                                     1,479,900
--------------------------------------------------------------

SWITZERLAND-1.04%

Swisscom A. G. (Telephone)(a)              1,580       579,930
--------------------------------------------------------------

UNITED KINGDOM-8.63%

BG PLC (Oil & Gas-Exploration &
  Production)                            104,100       584,000
--------------------------------------------------------------
Esat Telecom Group PLC-ADR
  (Telecommunications-Long Distance)       8,200       400,775
--------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing-Diversified)             63,700       674,751
--------------------------------------------------------------
National Grid Group PLC (Electric
  Companies)                              95,060       657,910
--------------------------------------------------------------
Racal Electronic PLC
  (Telecommunications-
  Cellular/Wireless)(a)                  136,600       942,662
--------------------------------------------------------------
Railtrack Group PLC (Shipping)            22,360       466,509
--------------------------------------------------------------
Stagecoach Holdings PLC (Shipping)       146,000       492,610
--------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-Cellular/Wireless)     31,750     584,786
--------------------------------------------------------------
                                                     4,804,003
--------------------------------------------------------------
    Total Foreign Stocks (Cost
      $15,347,649)                                  21,802,055
--------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT
REPURCHASE AGREEMENT-8.67%(C)

State Street Bank Bank & Trust Co.,
  4.85%, 05/03/99 (Cost
  $4,825,000)(d)                      $4,825,000     4,825,000
--------------------------------------------------------------
TOTAL INVESTMENTS-98.64%                            54,880,999
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-1.36%                    759,196
--------------------------------------------------------------
NET ASSETS-100.00%                                 $55,640,195
==============================================================

Investment Abbreviation:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted Security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Trustees. The market value of this security at 04/30/99 represented 0.66% of the Fund's net assets.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investment in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Repurchase agreement entered into 04/30/99 with a maturing value of $4,825,000. Collateralized by $4,095,000 U.S. Treasury Note, 10.75% due 02/15/03 with a market value at 04/30/99 of $4,924,238.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost $42,262,341)  $54,880,999
------------------------------------------------------------
Foreign currencies, at value (cost $434,836)         432,691
------------------------------------------------------------
Cash                                                     581
------------------------------------------------------------
Receivables for:
  Investments sold                                   572,984
------------------------------------------------------------
  Fund shares sold                                    42,946
------------------------------------------------------------
  Dividends and interest                              95,161
------------------------------------------------------------
Other assets                                          20,226
------------------------------------------------------------
    Total assets                                  56,045,588
------------------------------------------------------------

LIABILITIES:

Payable for fund shares reacquired                   241,510
------------------------------------------------------------
Accrued advisory fees                                 22,613
------------------------------------------------------------
Accrued administrative services fees                   1,316
------------------------------------------------------------
Accrued distribution fees                             33,872
------------------------------------------------------------
Accrued transfer agent fees                           40,447
------------------------------------------------------------
Accrued trustees' fees                                 1,651
------------------------------------------------------------
Accrued operating expenses                            63,984
------------------------------------------------------------
    Total liabilities                                405,393
------------------------------------------------------------
Net assets applicable to shares outstanding      $55,640,195
------------------------------------------------------------

NET ASSETS:

Class A                                          $21,226,643
============================================================
Class B                                          $28,054,494
============================================================
Class C                                          $    10,291
============================================================
Advisor Class                                    $ 6,348,767
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            1,407,567
============================================================
Class B                                            1,900,914
============================================================
Class C                                                  697
============================================================
Advisor Class                                        413,960
============================================================
Class A:
  Net asset value and redemption price per
    share                                        $     15.08
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.08
      divided by 95.25%)                         $     15.83
============================================================
Class B:
  Net asset value and offering price per share   $     14.76
============================================================
Class C:
  Net asset value and offering price per share   $     14.76
============================================================
Advisor Class:
  Net asset value, redemption and offering
    price per share                              $     15.34
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $26,709 foreign withholding
  tax)                                          $    484,287
------------------------------------------------------------
Interest                                             106,835
------------------------------------------------------------
Securities lending                                    17,274
------------------------------------------------------------
    Total investment income                          608,396
------------------------------------------------------------

EXPENSES:

Advisory fees                                        295,175
------------------------------------------------------------
Administrative services fees                           7,122
------------------------------------------------------------
Custodian fees                                         6,052
------------------------------------------------------------
Distribution fees -- Class A                          57,051
------------------------------------------------------------
Distribution fees -- Class B                         153,476
------------------------------------------------------------
Distribution fees -- Class C                               6
------------------------------------------------------------
Printing fees                                        116,993
------------------------------------------------------------
Trustees' fees                                         5,172
------------------------------------------------------------
Transfer agent fees -- Class A                         6,784
------------------------------------------------------------
Transfer agent fees -- Class B                         9,124
------------------------------------------------------------
Transfer agent fees -- Advisor                         2,020
------------------------------------------------------------
Other                                                 72,351
------------------------------------------------------------
    Total expenses                                   731,326
------------------------------------------------------------
Less: Expenses paid indirectly                          (170)
------------------------------------------------------------
    Fees waived by advisor                           (67,701)
------------------------------------------------------------
    Net expenses                                     663,455
------------------------------------------------------------
Net investment income (loss)                         (55,059)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  AND FORWARD CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            6,010,206
------------------------------------------------------------
  Foreign currencies                                 (45,624)
------------------------------------------------------------
  Forward contracts                                 (354,572)
------------------------------------------------------------
                                                   5,610,010
------------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                            1,763,816
------------------------------------------------------------
  Foreign currencies                                  13,204
------------------------------------------------------------
  Forward contracts                                  354,572
------------------------------------------------------------
                                                   2,131,592
------------------------------------------------------------
  Net gain from investment securities, foreign
    currencies, and forward contracts              7,741,602
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $  7,686,543
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 1999            1998
                                                              -----------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (55,059)   $    244,486
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, and forward contracts                           5,610,010       4,856,101
-----------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies, and forward contracts       2,131,592      (8,253,926)
-----------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        7,686,543      (3,153,339)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (114,236)             --
-----------------------------------------------------------------------------------------
  Advisor Class                                                   (72,123)             --
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (1,388,785)       (275,162)
-----------------------------------------------------------------------------------------
  Class B                                                      (1,904,899)       (454,982)
-----------------------------------------------------------------------------------------
  Advisor Class                                                  (387,966)        (39,917)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (3,722,743)    (13,535,979)
-----------------------------------------------------------------------------------------
  Class B                                                      (6,286,936)    (22,658,418)
-----------------------------------------------------------------------------------------
  Class C                                                          10,008              --
-----------------------------------------------------------------------------------------
  Advisor Class                                                (1,056,305)      4,976,375
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                      (7,237,442)    (35,141,422)
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          62,877,637      98,019,059
-----------------------------------------------------------------------------------------
  End of period                                               $55,640,195    $ 62,877,637
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $36,265,854    $ 47,321,830
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (94,298)        147,120
-----------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, and forward contracts       6,860,880       4,932,520
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, and forward contracts                          12,607,759      10,476,167
-----------------------------------------------------------------------------------------
                                                              $55,640,195    $ 62,877,637
=========================================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Infrastructure Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers four different classes of shares:
Class A shares, Class B shares, Class C shares and Advisor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor class shares are sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
    The Fund's investment objective is to achieve long-term growth of capital. The Fund invests substantially all of its investable assets in Global Infrastructure Portfolio (the "Portfolio"). The Portfolio is organized as a subtrust of Global Investment Portfolio, a Delaware business trust which is registered under the 1940 Act as an open-end management investment company.
    The Portfolio has investment objectives, policies, and limitations substantially identical to those of the Fund. Therefore, the financial statements of the Fund and Portfolio have been presented on a consolidated basis, and represent all activities of both the Fund and Portfolio. Through April 30, 1999, all of the shares of beneficial interest of the Portfolio were owned by either the Fund or INVESCO (NY) Asset Management, Inc., which has a nominal ($100) investment in the Portfolio.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund and the Portfolio in the preparation of the financial statements.
A. Security Valuations-Each equity security is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the last available bid. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the New York Stock Exchange ("NYSE").
        Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Trust.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Such distributions are declared and paid annually.
C. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.
E. Deferred Organizational Expenses-Expenses incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500. These expenses are being amortized on a straightline basis over a five-year period.
F. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
G. Forward Foreign Currency Contracts-A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio may enter into a forward foreign currency contract to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. The Portfolio may also enter into a forward foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Portfolio could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. Futures Contracts-A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.
I. Foreign Securities-There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.
        In addition, the Portfolio's policy of concentrating its investments in companies in the infrastructure industry subject the Portfolio to greater risk than a fund that is more diversified.
J. Indexed Securities-The Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's and the Portfolio's investment manager and administrator. The Fund pays AIM administration fees at an annualized rate of 0.25% of the Fund's average daily net assets. The Portfolio pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Portfolio's average daily net assets, plus 0.70% on the next $500 million of the Portfolio's average daily net assets, plus 0.675% on the next $500 million of the Portfolio's average daily net assets, plus 0.65% of the Portfolio's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.00%, 2.50%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B, Class C, and Advisor Class shares, respectively. During the six months ended April 30, 1999, AIM waived advisory fees of $67,701.
    A I M Fund Services, Inc. ("AFS") is the transfer agent of the Fund. The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AFS a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 1999, AFS was paid $9,286 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Advisor Class shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $57,051, $153,476 and $6 respectively, as compensation under the Plans.
    AIM Distributors received commissions of $1,279, from sales of the Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
    AIM is the pricing and accounting agent for the Portfolio and the Fund. The monthly fee for these services paid to AIM is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% of the first $5 billion of assets and 0.02% to the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in custodian fees of $170 under expense offset arrangements. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $170 during the six months ended April 30, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund, along with certain other funds advised and/or administered by AIM, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the Fund's total assets. For the six months ended April 30, 1999, there were no loans during the period.
    Effective May 28, 1999, the above line of credit was superseded by the Fund's participation in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED

At April 30, 1999, securities with an aggregate value of $4,500,628 were on loan to brokers. The loans were secured by cash collateral of $4,665,972 received by the Portfolio. For the six months ended April 30, 1999, the Portfolio received fees of $17,274 for securities lending.
    For international securities, cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Fund against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended April 30, 1999 was $18,503,128.71 and $33,287,866.71, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of April 30, 1999 is as follows:

Aggregate unrealized appreciation of investment
  securities                                        $13,707,323
---------------------------------------------------------------
Aggregate unrealized (depreciation) of investment
  securities                                         (1,088,665)
---------------------------------------------------------------
Net unrealized appreciation of investment
  securities                                        $12,618,658
===============================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                            APRIL 30, 1999            OCTOBER 31, 1998
                       ------------------------   -------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT
                       ---------   ------------   ----------   ------------
Sold:
  Class A                 68,207   $  1,009,892      127,344   $  1,959,159
---------------------------------------------------------------------------
  Class B                 62,829        915,090      378,526      5,629,835
---------------------------------------------------------------------------
  Class C*                   697         10,008           --             --
---------------------------------------------------------------------------
  Advisor                 25,651        391,224      454,559      7,054,949
---------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                102,353      1,428,844       16,842        254,490
---------------------------------------------------------------------------
  Class B                126,907      1,737,352       24,629        365,775
---------------------------------------------------------------------------
  Advisor                 32,402        459,131        2,594         39,803
---------------------------------------------------------------------------
Reacquired:
  Class A               (421,995)    (6,161,479)  (1,036,046)   (15,749,628)
---------------------------------------------------------------------------
  Class B               (621,928)    (8,939,378)  (1,949,017)   (28,654,028)
---------------------------------------------------------------------------
  Advisor               (127,967)    (1,906,660)    (139,981)    (2,118,377)
---------------------------------------------------------------------------
                        (752,844)  $(11,055,976)  (2,120,550)  $(31,218,022)
---------------------------------------------------------------------------

*    Class C shares commenced sales March 1, 1999.

NOTE 9-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,                MAY 31, 1994
                                                      APRIL 30,    ----------------------------------------            TO
                                                       1999(a)     1998(a)    1997(a)    1996(a)     1995       OCTOBER 31, 1994
                                                      ---------    -------    -------    -------    -------    ------------------
Net asset value, beginning of period                   $ 14.18     $15.01     $14.42     $12.11     $ 12.47         $ 11.43
--------------------------------------------------     -------     ------     ------     ------     -------         -------
Income from investment operations:
  Net investment income (loss)                              --       0.07(b)   (0.01)     (0.03)      (0.03)(c)        0.01(d)
--------------------------------------------------     -------     ------     ------     ------     -------         -------
  Net realized and unrealized gain (loss) on
    investments                                           1.82      (0.79)      1.32       2.34       (0.33)           1.03
--------------------------------------------------     -------     ------     ------     ------     -------         -------
    Net increase (decrease) from investment
      operations                                          1.82      (0.72)      1.31       2.31       (0.36)           1.04
--------------------------------------------------     -------     ------     ------     ------     -------         -------
Distributions to shareholders:
  From net investment income                             (0.07)        --         --         --          --              --
--------------------------------------------------     -------     ------     ------     ------     -------         -------
  From net realized gain on investments                  (0.85)     (0.11)     (0.72)        --          --              --
--------------------------------------------------     -------     ------     ------     ------     -------         -------
    Total distributions                                  (0.92)     (0.11)     (0.72)        --          --              --
--------------------------------------------------     -------     ------     ------     ------     -------         -------
Net asset value, end of period                         $ 15.08     $14.18     $15.01     $14.42     $ 12.11         $ 12.47
==================================================     =======     ======     ======     ======     =======         =======
Total return(e)                                          13.32%     (4.82)%     9.38%     19.08%      (2.89)%          9.10%
==================================================     =======     ======     ======     ======     =======         =======
Ratios and supplemental data:
Net assets, end of period (in 000's)                   $21,227     $23,531    $38,281    $38,397    $36,241         $23,615
==================================================     =======     ======     ======     ======     =======         =======
Ratio of net investment income (loss) to average net
  assets:
  With fee waivers                                        0.02%(f)   0.52%     (0.09)%    (0.19)%     (0.32)%          0.41%(g)
==================================================     =======     ======     ======     ======     =======         =======
  Without fee waivers                                    (0.21)%(f)   0.28%    (0.17)%    (0.30)%     (0.58)%         (0.47)%(g)
==================================================     =======     ======     ======     ======     =======         =======
Ratio of expenses to average net assets:
  With fee waivers                                        2.00%(f)   1.99%      2.00%      2.14%       2.36%           2.40%(g)
==================================================     =======     ======     ======     ======     =======         =======
  Without fee waivers                                     2.23%(f)   2.23%      2.08%      2.25%       2.62%           3.28%(g)
==================================================     =======     ======     ======     ======     =======         =======
Portfolio turnover rate                                     33%        96%        41%        41%         45%             18%
==================================================     =======     ======     ======     ======     =======         =======


(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Before reimbursement the net investment income per share would have been reduced by $0.03.
(c) Before reimbursement the net investment income per share would have been reduced by $0.03.
(d) Before reimbursement the net investment income per share would have been reduced by $0.02.
(e) Total return does not include sales charges and is not annualized for periods less than one year.
(f) Ratios are annualized and based on average net assets of $23,009,659.
(g) Annualized.

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,                MAY 31, 1994
                                                      APRIL 30,    ----------------------------------------            TO
                                                       1999(a)     1998(a)    1997(a)    1996(a)     1995       OCTOBER 31, 1994
                                                      ---------    -------    -------    -------    -------    ------------------
Net asset value, beginning of period                   $ 13.87     $14.75     $14.24     $12.03     $ 12.45         $ 11.43
--------------------------------------------------     -------     ------     ------     ------     -------         -------
Income from investment operations:
  Net investment income (loss)                           (0.03)        --(b)   (0.09)     (0.09)      (0.09)(c)       (0.01)(d)
--------------------------------------------------     -------     ------     ------     ------     -------         -------
  Net realized and unrealized gain (loss) on
    investments                                           1.77      (0.77)      1.32       2.30       (0.33)           1.03
--------------------------------------------------     -------     ------     ------     ------     -------         -------
    Net increase (decrease) from investment
      operations                                          1.74      (0.77)      1.23       2.21       (0.42)           1.02
--------------------------------------------------     -------     ------     ------     ------     -------         -------
Distributions to shareholders:
  From net realized gain on investments                  (0.85)     (0.11)     (0.72)        --          --              --
--------------------------------------------------     -------     ------     ------     ------     -------         -------
    Total distributions                                  (0.85)     (0.11)     (0.72)        --          --              --
--------------------------------------------------     -------     ------     ------     ------     -------         -------
Net asset value, end of period                         $ 14.76     $13.87     $14.75     $14.24     $ 12.03         $ 12.45
==================================================     =======     ======     ======     ======     =======         =======
Total return(e)                                          12.99%     (5.31)%     8.83%     18.37%      (3.37)%          8.92%
==================================================     =======     ======     ======     ======     =======         =======
Ratios and supplemental data:
Net assets, end of period (in 000's)                   $28,054     $32,349    $57,199    $53,678    $50,181         $30,954
==================================================     =======     ======     ======     ======     =======         =======
Ratio of net investment income (loss) to average net
  assets:
  With fee waivers                                       (0.48)%(f)   0.02%    (0.59)%    (0.69)%     (0.82)%         (0.09)%(g)
==================================================     =======     ======     ======     ======     =======         =======
  Without fee waivers                                    (0.71)%(f)  (0.22)%   (0.67)%    (0.80)%     (1.08)%         (0.97)%(g)
==================================================     =======     ======     ======     ======     =======         =======
Ratio of expenses to average net assets:
  With fee waivers                                        2.50%(f)   2.49%      2.50%      2.64%       2.86%           2.90%(g)
==================================================     =======     ======     ======     ======     =======         =======
  Without fee waivers                                     2.73%(f)   2.73%      2.58%      2.75%       3.12%           3.78%(g)
==================================================     =======     ======     ======     ======     =======         =======
Portfolio turnover rate                                     33%        96%        41%        41%         45%             18%
==================================================     =======     ======     ======     ======     =======         =======

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Before reimbursement the net investment income per share would have been reduced by $0.03.
(c) Before reimbursement the net investment income per share would have been reduced by $0.03.
(d) Before reimbursement the net investment income per share would have been reduced by $0.02.
(e) Total return does not include sales charges and is not annualized for periods less than one year.
(f) Ratios are annualized and based on average net assets of $30,949,621.
(g) Annualized.

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     CLASS C                               ADVISOR CLASS
                                                  -------------    --------------------------------------------------------------
                                                  MARCH 1, 1999                    YEAR ENDED OCTOBER 31,
                                                       TO                       -----------------------------      JUNE 1, 1995
                                                    APRIL 30,      APRIL 30,                                            TO
                                                     1999(a)        1999(a)     1998(a)    1997(a)    1996(a)    OCTOBER 31, 1995
                                                  -------------    ---------    -------    -------    -------    ----------------
Net asset value, beginning of period                 $13.99         $14.46      $15.23     $14.52     $12.14          $12.00
------------------------------------------------     ------         ------      ------     ------     ------          ------
Income from investment operations:
  Net investment income (loss)                           --           0.04        0.16(b)    0.05       0.04            0.02(c)
------------------------------------------------     ------         ------      ------     ------     ------          ------
  Net realized and unrealized gain (loss) on
    investments                                        0.77           1.85       (0.82)      1.38       2.34            0.12
------------------------------------------------     ------         ------      ------     ------     ------          ------
    Net increase (decrease) from investment
      operations                                       0.77           1.89       (0.66)      1.43       2.38            0.14
------------------------------------------------     ------         ------      ------     ------     ------          ------
Distributions to shareholders:
  From net investment income                             --          (0.16)         --         --         --              --
------------------------------------------------     ------         ------      ------     ------     ------          ------
  From net realized gain on investments                  --          (0.85)      (0.11)     (0.72)        --              --
------------------------------------------------     ------         ------      ------     ------     ------          ------
    Total distributions                                  --          (1.01)      (0.11)     (0.72)        --              --
------------------------------------------------     ------         ------      ------     ------     ------          ------
Net asset value, end of period                       $14.76         $15.34      $14.46     $15.23     $14.52          $12.14
================================================     ======         ======      ======     ======     ======          ======
Total return(d)                                        5.50%         13.59%      (4.35)%    10.10%     19.60%           1.17%
================================================     ======         ======      ======     ======     ======          ======
Ratios and supplemental data:
Net assets, end of period (in 000's)                 $   10         $6,349      $6,997     $2,539     $  344          $  216
================================================     ======         ======      ======     ======     ======          ======
Ratio of net investment income (loss) to average
  net assets:
  With fee waivers                                    (0.48)%(e)      0.52%(e)    1.02%      0.41%      0.31%           0.18%(f)
================================================     ======         ======      ======     ======     ======          ======
  Without fee waivers                                 (0.71)%(e)      0.29%(e)    0.78%      0.33%      0.20%          (0.08)%(f)
================================================     ======         ======      ======     ======     ======          ======
Ratio of expenses to average net assets:
  With fee waivers                                     2.50%(e)       1.50%(e)    1.49%      1.50%      1.64%           1.86%(f)
================================================     ======         ======      ======     ======     ======          ======
  Without fee waivers                                  2.73%(e)       1.73%(e)    1.73%      1.58%      1.75%           2.12%(f)
================================================     ======         ======      ======     ======     ======          ======
Portfolio turnover rate                                  33%            33%         96%        41%        41%             45%
================================================     ======         ======      ======     ======     ======          ======

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Before reimbursement the net investment income per share would have been reduced by $0.04.
(c) Before reimbursement the net investment income per share would have been reduced by $0.02.
(d) Total return does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average net assets of $3,464 and $6,850,694 for Class C and Advisor Class, respectively.
(f) Annualized.

BOARD OF TRUSTEES                            OFFICERS                           OFFICE OF THE FUND
C. Derek Anderson                            Robert H. Graham                   11 Greenway Plaza
President, Plantagenet Capital               Chairman and President             Suite 100
Management, LLC (an investment                                                  Houston, TX 77046
partnership); Chief Executive Officer,       Dana R. Sutton
Plantagenet Holdings, Ltd.                   Vice President and Treasurer       INVESTMENT MANAGER
(an investment banking firm)
                                             Samuel D. Sirko                    A I M Advisors, Inc.
Frank S. Bayley                              Vice President and Secretary       11 Greenway Plaza
Partner, law firm of                                                            Suite 100
Baker & McKenzie                             Melville B. Cox                    Houston, TX 77046
                                             Vice President
Robert H. Graham                                                                TRANSFER AGENT
President and Chief Executive Officer,       Gary T. Crum
A I M Management Group Inc.                  Vice President                     A I M Fund Services, Inc.
                                                                                P.O. Box 4739
Arthur C. Patterson                          Carol F. Relihan                   Houston, TX 77210-4739
Managing Partner, Accel Partners             Vice President
(a venture capital firm)                                                        CUSTODIAN
                                             Mary J. Benson
Ruth H. Quigley                              Assistant Vice President and       State Street Bank and Trust Company
Private Investor                             Assistant Treasurer                225 Franklin Street
                                                                                Boston, MA 02110
                                             Sheri Morris
                                             Assistant Vice President and       COUNSEL TO THE FUND
                                             Assistant Treasurer
                                                                                Kirkpatrick & Lockhart LLP
                                             Nancy L. Martin                    1800 Massachusetts Avenue, N.W.
                                             Assistant Secretary                Washington, D.C. 20036-1800

                                             Ofelia M. Mayo                     COUNSEL TO THE TRUSTEES
                                             Assistant Secretary
                                                                                Paul, Hastings, Janofsky & Walker LLP
                                             Kathleen J. Pflueger               Twenty Third Floor
                                             Assistant Secretary                555 South Flower Street
                                                                                Los Angeles, CA 90071

                                                                                DISTRIBUTOR

                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046

HOW AIM MAKES INVESTING EASY FOR YOU



o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.

o RETIREMENT PLANS. You may purchase shares of an AIM fund for your Individual Retirement Account (IRA), Roth IRA, or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o www.aimfunds.com. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.


                     -------------------------------------

                              CURRENT SHAREHOLDERS

                                  CAN CALL OUR

                              AIM INVESTOR LINE AT

                                  800-246-5463

                                FOR 24-HOUR-A-DAY

                              ACCOUNT INFORMATION.

                     -------------------------------------

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                                 MONEY MARKET FUNDS                        A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)                AIM Money Market Fund                     leadership in the mutual-fund industry
AIM Blue Chip Fund                           AIM Tax-Exempt Cash Fund                  since 1976 and managed approximately $112
AIM Capital Development Fund                                                           billion in assets for more than 6.3 million
AIM Constellation Fund                       INTERNATIONAL GROWTH FUNDS                shareholders, including individual investors,
AIM Dent Demographic Trends Fund             AIM Advisor International Value Fund      corporate clients and financial institutions
AIM Large Cap Growth Fund                    AIM Asian Growth Fund                     as of March 31, 1999.
AIM Mid Cap Equity Fund(2), (A)              AIM Developing Markets Fund(2)                The AIM Family of Funds--Registered
AIM Select Growth Fund(3)                    AIM Europe Growth Fund(2)                 Trademark-- is distributed nationwide, and
AIM Small Cap Growth Fund(2), (B)            AIM European Development Fund             AIM today is the 10th-largest mutual-fund
AIM Small Cap Opportunities Fund             AIM International Equity Fund             complex in the United States in assets under
AIM Value Fund                               AIM Japan Growth Fund(2)                  management, according to Strategic Insight,
AIM Weingarten Fund                          AIM Latin American Growth Fund(2)         an independent mutual-fund monitor.
                                             AIM New Pacific Growth Fund(2)
GROWTH & INCOME FUNDS
AIM Advisor Flex Fund                        GLOBAL GROWTH FUNDS
AIM Advisor Large Cap Value Fund             AIM Global Aggressive Growth Fund
AIM Advisor Real Estate Fund                 AIM Global Growth Fund
AIM Balanced Fund
AIM Basic Value Fund(2), (C)                 GLOBAL GROWTH & INCOME FUNDS
AIM Charter Fund                             AIM Global Growth & Income Fund(2)
                                             AIM Global Utilities Fund
INCOME FUNDS
AIM Floating Rate Fund(2)                    GLOBAL INCOME FUNDS
AIM High Yield Fund                          AIM Emerging Markets Debt Fund(2), (D)
AIM High Yield Fund II                       AIM Global Government Income Fund(2)
AIM Income Fund                              AIM Global Income Fund
AIM Intermediate Government Fund             AIM Strategic Income Fund(2)
AIM Limited Maturity Treasury Fund
                                             THEME FUNDS
TAX-FREE INCOME FUNDS                        AIM Global Consumer Products and Services Fund(2)
AIM High Income Municipal Fund               AIM Global Financial Services Fund(2)
AIM Municipal Bond Fund                      AIM Global Health Care Fund(2)
AIM Tax-Exempt Bond Fund of Connecticut      AIM Global Infrastructure Fund(2)
AIM Tax-Free Intermediate Fund               AIM Global Resources Fund(2)
                                             AIM Global Telecommunications and Technology Fund(2), (E)
                                             AIM Global Trends Fund(2), (F)

(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3)On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A)On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B)On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C)On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D)On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E)On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (F)On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

                            [AIM LOGO APPEARS HERE]

                 INVEST WITH DISCIPLINE--Registered Trademark--